Income Taxes - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (172,601,857)	$ (30,672,690)
Income tax benefit at statutory tax rates	43,150,464	7,208,082
Effect of:
Non-deductible or non-taxable foreign currency exchange results	(329,399)	(88,195)
International rate differences	(23,423)	(9,845)
Non-deductible expenses	(29,893,933)	(2,050,426)
Change in valuation allowance	(12,858,776)	(4,996,208)
Income tax expense	$ 44,933	$ 63,408